                               File No. 33-61679

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933

    [ ] Pre-Effective Amendment No. ___ [X] Post-Effective Amendment No. 5

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940

                             [X] Amendment No. 12
                       (Check appropriate box or boxes.)

                             C.M. MULTI-ACCOUNT A
                             --------------------
                          (Exact Name of Registrant)

                          C.M. LIFE INSURANCE COMPANY
                          ---------------------------
                              (Name of Depositor)

                140 Garden Street, Hartford, Connecticut 06154
                ----------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code 1-800-234-5606


                     Name and Address of Agent for Service

                           Ann F. Lomeli, Secretary
                          C.M. Life Insurance Company
                               140 Garden Street
                          Hartford, Connecticut 06154


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on May 1, 1998 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a) of Rule 485
/ / on (date) pursuant to paragraph (a) of the Rule 485
/X/ this post effective amendment designates a new effective date for a previously filed post effective amendment. Such effective date shall be March 18, 1999.


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

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 4 to Registration Statement No. 33-61679 filed pursuant to Rule 485(a) under the Securities Act of 1933 on December 21, 1998. The contents of Post-Effective Amendment No. 4 are being incorporated by reference.


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

                    REPRESENTATION BY REGISTRANT'S COUNSEL


As counsel to the Registrant, I, James M. Rodolakis, have reviewed this Post-Effective Amendment No. 5 to Registration Statement No. 33-61679 and I represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.



/s/ James M. Rodolakis
----------------------
James M. Rodolakis
Counsel



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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, C.
M. Multi-Account A, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 5 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 5 to Registration Statement No. 33-61679 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the 17th day of February, 1999.

         C.M. MULTI-ACCOUNT A

         C.M. LIFE INSURANCE COMPANY
         (Depositor)

         By: /s/ Lawrence V. Burkett, Jr.*
             -----------------------------
             Lawrence V. Burkett, Jr., Director, President and
             Chief Executive Officer
             C.M. Life Insurance Company

/s/ Richard M. Howe        On February 17, 1999, as Attorney-in-Fact pursuant to
-------------------        powers of attorney.
*Richard M. Howe

         As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to Registration Statement No. 33-61679 has been signed by the following persons in the capacities and on the duties indicated.


     Signature                              Title                                                Date
     ---------                              -----                                                ----

/s/ Lawrence V. Burkett, Jr.*               Director, President and                              February 17, 1999
-----------------------------               Chief Executive Officer
Lawrence V. Burkett, Jr.

/s/ Edward M. Kline*                        Vice President and Treasurer                         February 17, 1999
--------------------                        (Principal Financial Officer)
Edward M. Kline

/s/ John M. Miller, Jr.*                    Vice President and Comptroller                       February 17, 1999
------------------------                    (Principal Accounting Officer)
John M. Miller Jr.

/s/ John B. Davies*                         Director                                             February 17, 1999
-------------------
John B. Davies

/s/ Stuart H. Reese*                        Director                                             February 17, 1999
--------------------
Stuart H. Reese.

/s/ Isadore Jermyn*                         Director                                             February 17, 1999
-------------------
Isadore Jermyn

/s/ James Miller*                           Director                                             February 17, 1999
-----------------
James Miller

/s/ Richard M. Howe                         On February 17, 1999, as Attorney-in-Fact pursuant to
-------------------                         powers of attorney.
*Richard M. Howe

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